Segment information (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Maximum allowed percentage of revenue	10.00%	10.00%	10.00%
Operations Center in Argentina [Member]
Statement [Line Items]
Revenues	$ 69,765	$ 55,143	$ 35,694
Reportable assets	631,211	698,267	708,964
Uruguay [Member]
Statement [Line Items]
Revenues	2,516
Reportable assets	3,244	3,514	3,165
U.S.A [Member]
Statement [Line Items]
Revenues	22	31	60
Reportable assets	528	638	12,271
Other Countries [Member]
Statement [Line Items]
Revenues	2,538
Reportable assets	$ 3,791	$ 4,174	$ 15,328